Property, plant and equipment (Details Narrative) $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2023 CLP ($) a lb	Dec. 31, 2022 CLP ($) lb	Dec. 31, 2021 CLP ($)
IfrsStatementLineItems [Line Items]
Interest costs capitalised | $	$ 761,764	$ 797,442	$ 1,074,074
Capitalisation rate of borrowing costs eligible for capitalisation	3.15%	3.64%	2.04%
Area of land held	4,874
Area of land held for vines production	4,433
Area of land owned	4,271
Area of land leased	162
Grape production in plant vines | lb	63.5	58.7
Depreciation expense | $	$ 104,966,095	$ 112,214,151
Agricultural Assets [Member]
IfrsStatementLineItems [Line Items]
Depreciation expense | $	$ 1,724,762	$ 1,772,514